Funds from proposed share subscription (Details Narrative) - Cilo Cybin Holdings Limited [member] - shares	Mar. 31, 2024	Mar. 14, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued	63,916,115		63,916,115
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		7